Income Taxes (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 1
Federal and state statutory rate	35.00%	35.00%	35.00%	35.00%
Change in valuation allowance on deferred tax assets	(35.00%)	(35.00%)	(35.00%)	(35.00%)